Financial instruments and risk management (Details 2) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 14,846	€ 14,846
Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,119	334
Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,060	2,155
Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,179	2,489
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,814	4,272
Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,993	6,761
Thereof neither past due nor impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,119	334
Thereof neither past due nor impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,060	2,155
Thereof neither past due nor impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,179	2,489
Thereof neither past due nor impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,040	3,206
Thereof neither past due nor impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,219	5,590
Thereof past due as of the reporting date and impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774	1,066
Thereof past due as of the reporting date and impaired | Deposits
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Other receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Thereof past due as of the reporting date and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774	1,066
Thereof past due as of the reporting date and impaired | Financial asset
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 774	€ 1,066